Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2024
Basis of Presentation and General Information [Abstract]
Vessels Owned	As of December 31, 2024, Icon owned two vessels, both time-chartered by an international commodity trading conglomerate and earning floating daily hire rates linked to the Baltic Panamax Index:

Vessel name	Type	Built	Employment	Charter expiration
Alfa	Panamax	Japan, 2006	Index-linked time charter	October 2025 – February 2026
Bravo	Kamsarmax	Japan, 2007	Index-linked time charter	August 2025 – November 2025

Subsidiaries
The accompanying consolidated financial statements include the accounts of Icon and its subsidiaries:

Company	Activity	Incorporation country	Vessel name
Icon Energy Corp.	Parent	Marshall Islands	—
Maui Shipping Co.(1)	Intermediate holding	Marshall Islands	—
Positano Marine Inc.(1)	Shipowning	Marshall Islands	M/V Alfa
Reef Shiptrade Ltd.(1)	Shipowning	Marshall Islands	M/V Bravo

(1)	Wholly owned subsidiaries